NET LOSS PER SHARE (Details)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Stock Options
Proforma net loss per share
Potentially dilutive shares not been included in the computation of diluted net loss per share as the result would be antidilutive	1,445,013
Unvested Common Shares
Proforma net loss per share
Potentially dilutive shares not been included in the computation of diluted net loss per share as the result would be antidilutive	14,000
Warrants
Proforma net loss per share
Potentially dilutive shares not been included in the computation of diluted net loss per share as the result would be antidilutive	10,500
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 8.57